Condensed Balance Sheets (Parenthetical) (Detail) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Parent USD ($)	Dec. 31, 2014 Parent CNY	Dec. 31, 2013 Parent CNY	Dec. 31, 2014 Common Class A USD ($)	Mar. 21, 2014 Common Class A USD ($)	Dec. 31, 2013 Common Class A	Sep. 25, 2012 Common Class A USD ($)	Dec. 31, 2014 Common Class A Parent USD ($)	Dec. 31, 2013 Common Class A Parent	Dec. 31, 2014 Common Class A Common Stock	Dec. 31, 2013 Common Class A Common Stock	Dec. 31, 2014 Common Class A Common Stock Parent	Dec. 31, 2013 Common Class A Common Stock Parent	Dec. 31, 2014 Common Class B USD ($)	Dec. 31, 2013 Common Class B	Sep. 25, 2012 Common Class B USD ($)	Dec. 31, 2014 Common Class B Parent USD ($)	Dec. 31, 2013 Common Class B Parent	Dec. 31, 2014 Common Class B Common Stock	Dec. 31, 2013 Common Class B Common Stock	Dec. 31, 2014 Common Class B Common Stock Parent	Dec. 31, 2013 Common Class B Common Stock Parent
Condensed Balance Sheet Statements, Captions [Line Items]
Redeemable ordinary shares, par value	$ 0.001				$ 0.001
Redeemable ordinary shares, authorized	26,485,961	26,485,961	26,485,961		26,485,961	26,485,961	26,485,961
Redeemable ordinary shares, issued	0	0	26,485,961		0	0	26,485,961
Redeemable ordinary shares, outstanding	0	0	26,485,961		0	0	26,485,961
Aggregate liquidation preference amount	$ 0	0	75,899		$ 0	0	75,899
Redeemable ordinary shares, redemption amount	$ 0	0	77,677	76,858	$ 0	0	77,677
Ordinary shares, par value								$ 0.001	$ 0.001		$ 0.001	$ 0.001						$ 0.001		$ 0.001	$ 0.001
Ordinary shares, shares authorized								750,000,000		750,000,000	750,000,000	750,000,000	750,000,000					250,000,000	250,000,000	250,000,000	250,000,000	250,000,000
Ordinary shares, shares issued								257,523,929		178,034,362				257,523,929	178,034,362	257,523,929	178,034,362	180,821,228	180,821,228				180,821,228	180,821,228	180,821,228	180,821,228
Ordinary shares, shares outstanding								257,523,929		178,034,362				257,523,929	178,034,362	257,523,929	178,034,362	180,821,228	180,821,228				180,821,228	180,821,228	180,821,228	180,821,228